SECURITIES AND EXCHANGE COMMISSION
                               FORM 13F COVER PAGE

               REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2000

                   Check here if Amendment [ ]; Amendment No.

This Amendment

        [ ] is a restatement
        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      WYNNEFIELD CAPITAL MANAGEMENT, LLC

Address:   ONE PENN PLAZA,  NEW YORK ,  NEW YORK  10119


===================================================================

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:        Joshua H. Landes

Title:       Member, General Partner

Phone:       (212) 760-0814



/s/ JOSHUA H. LANDES
---------------------------
New York, New York
August 17, 2000

Report Type (Check only one):

    [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

         List of Other Managers Reporting for this Manager:

FORM 13F File Number 28-7006

Name:  WYNNEFIELD CAPITAL, INC.

                                   Page 1 of 8
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                              FORM 13F Summary Page


Report Summary:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:     99


Form 13F Information Table Value Total:     $ 139,606,000
List of Other Included Managers:


         Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "none" and omit the column headings and list entries.]


No.  1


Form  13F  File Number  28 - 7006


Name:       WYNNEFIELD CAPITAL, INC.

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                                    FORM 13F
                                                                                                   --------------------
              Name of Reporting Manager WYNNEFIELD CAPITAL MANAGEMENT, LLC                           (SEC USE ONLY)
              Name of Manager #1 WYNNEFIELD CAPITAL, INC.                                          --------------------


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                                                                             Item 6:                               Item 8:
    Item 1:        Item 2:    Item 3:       Item 4:         Item 5:    Investment Discretion     Item 7:   Voting Authority (Shares)
    Name of         Title     CUSIP       Fair Market      Shares or   ---------------------     Managers  -------------------------
    Issuer        of Class    Number         Value         Principal   (a)     (a)       (b)       See       (a)     (b)      (c)
                                                            Amount     Sole  Shared-as Shared-   Instr. V    Sole   Shared    None
                                                                              Defined   Other
                                                                             in Instr.V
------------------------------------------------------------------------------------------------------------------------------------
ADE Corp. Mass     COM       00089C107        347,000        18,150     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Royal Olympic      COM       V7780Z109      1,176,000       348,500     X                       Filer + #1    X
Cruise Lines Inc.
------------------------------------------------------------------------------------------------------------------------------------
Airgas  Inc.       COM       009363102      1,661,000       292,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Ambassadors        COM       023178106      3,739,000       241,200                             Filer + #1    X
Intl Inc.
------------------------------------------------------------------------------------------------------------------------------------
Ampal Amern        CL  A     032015109      1,041,000        70,000     X                       Filer + #1    X
Israel Corp.
------------------------------------------------------------------------------------------------------------------------------------
Armor Holdings     COM       042260109        780,000        60,000     X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Assisted Living    COM       04543L109        129,000       207,000     X                       Filer + #1    X
Concepts Inc.
------------------------------------------------------------------------------------------------------------------------------------
Audiovox Corp.     CL  A     050757103        409,000        18,600     X                       Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
Autotote Corp      CL  A     053323101      1,094,000       250,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Avalon Hldgs       CL  A     05343P109         68,000        19,400     X                       Filer + #1    X
Corp.
------------------------------------------------------------------------------------------------------------------------------------
Aviall Inc.        COM       05366B102      2,005,000       406,000     X                       Filer + #1    X
New
------------------------------------------------------------------------------------------------------------------------------------
BI Incorporated    COM NEW   055467203      1,884,000       350,525     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
BTG Inc.           COM       05576J101        534,000        65,700     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Baker J Inc.       COM       057232100      5,167,000       889,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Baker J. Inc.      SUB HT    057232AA8        278,000       350,000     X                       Filer + #1    X
                   CONV
------------------------------------------------------------------------------------------------------------------------------------
Barrett Business   COM       068463100      3,966,000       675,000     X                       Filer + #1    X
Services Inc.
------------------------------------------------------------------------------------------------------------------------------------
Beverly            COM       087851309        197,000        70,000     X                       Filer + #1    X
Enterprises Inc.   NEW
------------------------------------------------------------------------------------------------------------------------------------
Blonder Tongue     COM       093698108      2,114,000       284,200     X                       Filer + #1    X
Labs Inc.
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL                                   $ 26,589,000.00  4,615,275
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                                                                             Item 6:                               Item 8:
    Item 1:        Item 2:    Item 3:       Item 4:         Item 5:    Investment Discretion     Item 7:   Voting Authority (Shares)
    Name of         Title     CUSIP       Fair Market      Shares or   ---------------------     Managers  -------------------------
    Issuer        of Class    Number         Value         Principal   (a)     (a)       (b)       See       (a)     (b)      (c)
                                                            Amount     Sole  Shared-as Shared-   Instr. V    Sole   Shared    None
                                                                              Defined   Other
                                                                             in Instr.V
------------------------------------------------------------------------------------------------------------------------------------
Cascade Corp       COM       147195101        239,000        20,000     X
------------------------------------------------------------------------------------------------------------------------------------
Circle Intl        COM       172574105        326,000        13,000     X
Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
Channell Coml      COM       159186105        725,000        60,700     X                       Filer + #1    X
Corp.
------------------------------------------------------------------------------------------------------------------------------------
CTB Intl Corp.     COM       125960104      4,196,000       621,600     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Coastcast Corp.    COM       19057T108        915,000        51,900     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Tel   COM       203349105      3,809,000        81,375     X                       Filer + #1    X
Enterprises
------------------------------------------------------------------------------------------------------------------------------------
Connective Inc.    COM       206829103        311,000        20,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Continental        COM       211497102         38,000        34,000     X                       Filer + #1    X
Information
Sys  New
------------------------------------------------------------------------------------------------------------------------------------
CH Energy Group    COM       12541M102        339,000        10,000     X                       Filer + #1    X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
CTN Media Group    COM       12643W107        339,000        63,000     X
------------------------------------------------------------------------------------------------------------------------------------
Crestline Cap      COM       226153104      1,280,000        75,000     X                       Filer + #1    X
Corp.
------------------------------------------------------------------------------------------------------------------------------------
Crown Group        COM       228359105        149,000        29,200     X                       Filer + #1    X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Crown Crafts       COM       228309100        460,000       387,700     X                       Filer + #1    X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Dan Riv Inc GA     CLA       235774106        238,000        50,000
------------------------------------------------------------------------------------------------------------------------------------
Delta & Pine       COM       247357106      6,516,000       269,000     X                       Filer + #1    X
Lo Co
------------------------------------------------------------------------------------------------------------------------------------
Denali Inc.        COM       248221103         94,000        50,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Ducommun Inc .     COM       264147109      1,515,000       126,900     X                       Filer + #1    X
Del
------------------------------------------------------------------------------------------------------------------------------------
Dwyer Group Inc.   COM       267455103         39,000        15,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Ellis Perry Intl   COM       208853104      1,600,000       200,000     X                       Filer + #1    X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Farrel Corp NEW    COM       311667109         85,000        64,700     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Find SVP Inc.      COM NEW   317718302         28,000        26,300     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Full Line Distrs   COM       35967N106         83,000        47,500     X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
First Aviation     COM       31865M108     10,708,000     1,862,192     X                       Filer + #1    X
Svcs Inc.
------------------------------------------------------------------------------------------------------------------------------------
Foster L B. Co.    COM       350060109        113,000        36,200     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Gatx Corp          COM       361448103      1,700,000        50,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                    $ 35,845,000.00  4,265,267
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

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                                                                             Item 6:                               Item 8:
    Item 1:        Item 2:    Item 3:       Item 4:         Item 5:    Investment Discretion     Item 7:   Voting Authority (Shares)
    Name of         Title     CUSIP       Fair Market      Shares or   ---------------------     Managers  -------------------------
    Issuer        of Class    Number         Value         Principal   (a)     (a)       (b)       See       (a)     (b)      (c)
                                                            Amount     Sole  Shared-as Shared-   Instr. V    Sole   Shared    None
                                                                              Defined   Other
                                                                             in Instr.V
------------------------------------------------------------------------------------------------------------------------------------
G-III Apparel      COM      36237H101       1,087,000       207,132     X                       Filer + #1    X
Group Ltd
------------------------------------------------------------------------------------------------------------------------------------
General            CL  A    369385109       4,093,000       818,640     X                       Filer + #1    X
Communication
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp       COM      372917609         198,000        20,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Government Tech-   COM      383750106         509,000       166,175     X                       Filer + #1
nology Svcs Inc.
------------------------------------------------------------------------------------------------------------------------------------
Guess Inc.         COM      401617105         420,000        30,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Harsco Corp        COM      415864107       1,140,000        44,700     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Hello Direct Inc.  COM      423402106       3,000,000       250,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
ICO Hldgs Inc.     COM      449293109         873,000       490,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
IT Group Inc.      COM      465266104         585,000       120,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
JPS Packaging Co.  COM      46623H102         434,000       178,250     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Jo-Ann Stores      CL B     47758P208       1,389,000       182,200     X                       Filer + #1    X
Inc.               Non-Vtg
------------------------------------------------------------------------------------------------------------------------------------
Keystone           COM      49338N109         864,000       124,500     X
Automotive
Inds Inc
------------------------------------------------------------------------------------------------------------------------------------
Labone Inc New     COM      50540L105         108,000        19,700     X
------------------------------------------------------------------------------------------------------------------------------------
Layne              COM      521050104       1,357,000       301,500     X                       Filer + #1    X
Christensen Co.
------------------------------------------------------------------------------------------------------------------------------------
Ladish Inc.        COM      505754200       2,765,000       291,017     X                       Filer + #1    X
                   NEW
------------------------------------------------------------------------------------------------------------------------------------
Marisa Christina   COM      570268102          82,000        52,600     X                       Filer + #1    X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mark IV Inds.      COM      570387100         827,000        39,600     X                       Filer + #1    X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Monmouth Cap       COM      609524105          74,000        30,275     X                       Filer + #1
Corp.
------------------------------------------------------------------------------------------------------------------------------------
Monro Muffler      COM      610236101       3,382,000       374,500     X                       Filer + #1    X
Brake Inc.
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TOTAL                                    $ 23,187,000.00  3,740,789
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

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                                                                             Item 6:                               Item 8:
    Item 1:        Item 2:    Item 3:       Item 4:         Item 5:    Investment Discretion     Item 7:   Voting Authority (Shares)
    Name of         Title     CUSIP       Fair Market      Shares or   ---------------------     Managers  -------------------------
    Issuer        of Class    Number         Value         Principal   (a)     (a)       (b)       See       (a)     (b)      (c)
                                                            Amount     Sole  Shared-as Shared-   Instr. V    Sole   Shared    None
                                                                              Defined   Other
                                                                             in Instr.V
------------------------------------------------------------------------------------------------------------------------------------
Morton             CL  A     619328107        403,000       113,010     X                       Filer + #1    X
Industrial
Group
------------------------------------------------------------------------------------------------------------------------------------
Niagara Corp       COM       653349100      1,240,000       300,619     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Noodle Kidoodle    COM       655370104        150,000        50,000     X                       Filer + #1    X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Novel Denim        ORD       G6674P109        188,000        40,000     X
Holdgs Ltd
------------------------------------------------------------------------------------------------------------------------------------
OPTIC Inc          COM       683960108         51,000        10,000     X
------------------------------------------------------------------------------------------------------------------------------------
Opticare Health    COM       68386P105        686,000       343,005     X                       Filer + #1    X
Sys. Inc.
------------------------------------------------------------------------------------------------------------------------------------
Pboc Hldgs Inc     COM       69316G108      1,291,000       151,900     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
PMR Corp.          COM       693451106         69,000        21,600     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Packaged Ice       COM       695148106        102,000        24,700     X                       Filer + #1    X
Inx.
------------------------------------------------------------------------------------------------------------------------------------
Petroquest         COM       716748108         64,000        22,100     X
Energy Inc
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Gold       COM       719068108        832,000       415,950     X                       Filer + #1    X
Intl Inc.
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Global    COM       723465100         61,000        15,475     X                       Filer + #1    X
Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
Pricesmart Inc.    COM       741511109     11,400,000       300,000     X                       Filer + #l
------------------------------------------------------------------------------------------------------------------------------------
Primark Corp       COM       741903108        577,000        15,500     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Printrak Intl      COM       742474106        395,000        45,000     X
Inc
------------------------------------------------------------------------------------------------------------------------------------
Rankin             COM       753050103         59,000        52,575     X                       Filer + #1    X
Automotive
Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
Scheid Vineyards   CL  A     806403101        334,000       100,000     X                       Filer + #1    X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sequa              CL  A     817320104      2,864,000        75,000     X                       Filer + #1    X
Corporation
------------------------------------------------------------------------------------------------------------------------------------
Sequa              CL  B     817320203        422,000         7,300     X                       Filer + #1    X
Corporation
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                    $ 21,188,000.00  2,103,734
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                                                                             Item 6:                               Item 8:
    Item 1:        Item 2:    Item 3:       Item 4:         Item 5:    Investment Discretion     Item 7:   Voting Authority (Shares)
    Name of         Title     CUSIP       Fair Market      Shares or   ---------------------     Managers  -------------------------
    Issuer        of Class    Number         Value         Principal   (a)     (a)       (b)       See       (a)     (b)      (c)
                                                            Amount     Sole  Shared-as Shared-   Instr. V    Sole   Shared    None
                                                                              Defined   Other
                                                                             in Instr.V
------------------------------------------------------------------------------------------------------------------------------------
Simon Transn       CL  A     828813105      2,440,000       411,000     X                       Filer + #1    X
Svcs Inc.
------------------------------------------------------------------------------------------------------------------------------------
SOS Staffing       COM       78462X104        495,000       165,000     X                       Filer + #1    X
Svcs inc.
------------------------------------------------------------------------------------------------------------------------------------
Specialty          COM       84748Q103      1,206,000       482,399     X                       Filer + #1    X
Catalog Corp
------------------------------------------------------------------------------------------------------------------------------------
Sunsource Inc.     COM       867948101        203,000        40,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Sylvan Inc.        COM       871371100      9,705,000     1,063,586     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Syntellect Inc.    COM        8761L105      1,951,000       310,600     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Tasty Baking Co.   COM       876553306      5,251,000       409,861     X                       Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
Tropical           COM       89708P102      1,630,000        92,500     X                       Filer + #1    X
Sportswear
Intl Corp.
------------------------------------------------------------------------------------------------------------------------------------
United Indl        COM       910671106        303,000        33,200     X
Corp
------------------------------------------------------------------------------------------------------------------------------------
US Home &          COM       902939107        344,000       110,000     X
Garden Inc.
------------------------------------------------------------------------------------------------------------------------------------
US Liquids Inc.    COM       902974104        800,000       145,000     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
US Inds Inc.      COM        912080108      2,061,000       170,000     X                       Filer + #1    X
New
------------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.        COM       92276F100      1,120,000       351,500     X                       Filer + #1    X
------------------------------------------------------------------------------------------------------------------------------------
Veterinary Ctrs    COM       925514101      1,849,000       135,100     X                       Filer + #1    X
Amer Inc.
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TOTAL                                    $ 29,358,000.00  3,919,746
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                                   Page 7 of 8
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                                                                             Item 6:                               Item 8:
    Item 1:        Item 2:    Item 3:       Item 4:         Item 5:    Investment Discretion     Item 7:   Voting Authority (Shares)
    Name of         Title     CUSIP       Fair Market      Shares or   ---------------------     Managers  -------------------------
    Issuer        of Class    Number         Value         Principal   (a)     (a)       (b)       See       (a)     (b)      (c)
                                                            Amount     Sole  Shared-as Shared-   Instr. V    Sole   Shared    None
                                                                              Defined   Other
                                                                             in Instr.V
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
Westmoreland       COM       960878106      2,109,000       733,700     X                       Filer + #1    X
Coal Co
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Westmoreland       PFD DP    960878304        549,000        33,800     X
Coal Co            A CV1/4
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Weston Roy F       Cl  A     961137106        116,000        38,000     X                       Filer + #1    X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Woodhead Inds      COM       979438108        719,000        39,400     X
Inc
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TOTAL                                    $  3,439,000.00    844,900
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GRAND TOTAL                              $139,606,000.00 19,489,711
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

                                  Page 8 of 8